UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (328)	$ (1,754)	$ (3,546)	$ (4,984)
Changes in operating assets and liabilities:
Prepaid and other current assets	(50)	(18)	(134)	(12)
Accounts payable and accrued expenses	121	6	(10)	425
Accrued maintenance fee		360	360
Accrued interest, related parties	116	63	339	175
Due to research and development partner		469	1,540	242
Due to related parties, current	(18)	2		(9)
Net cash provided by operating activities	(159)	(872)	(1,451)	(3,345)
Cash Flows from Investing Activities:
Loans to IRIS Acquisition Corp	(575)	(700)	(2,850)	(819)
Net cash used in investing activities	(575)	(700)	(2,850)	(819)
Cash Flows from Financing Activities:
Proceeds from issuance of short-term debt, related party	713	1,200	3,923	3,406
Repayment of short-term debt, related party		(36)		(3,856)
Net cash provided by (used in) financing activities	713	1,164	3,923	(450)
Net change in cash	(21)	(408)	(378)	(4,614)
Cash, beginning of the year	56	434	434	5,048
Cash, end of the year	35	$ 26	56	$ 434
Supplemental disclosure of non-cash financing and investing activities:
Deferred transaction costs in accounts payable	$ 112		$ 561